Short-term Borrowings and Current Portion of Long-term Debt - Summary of Short-term Borrowings and Current Portion of Long-term Debt (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Borrowings [abstract]
Commercial paper	$ 772.8	₨ 58,571.8	₨ 82,499.1
Loans from banks/financial institutions	1,488.3	112,802.0	133,178.8
Inter-corporate deposits	31.8	2,410.0	950.0
Current portion of long-term debt (refer note 21)	3,237.7	245,394.9	211,289.5
Total	$ 5,530.6	₨ 419,178.7	₨ 427,917.4